Receivables and Other Assets - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 164,827	₩ 143,592
Related parties [member]
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 10,821	₩ 5,231